Stockholders' Equity (Tables)	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Capital Stock [Abstract]
Summary of the Company's warrant activity

	Warrants	Weighted Average Exercise Price

Outstanding – January 1, 2015	2,250,000	$0.40
Exercisable – January 1, 2015	2,250,000	$0.40
Granted	2,705,000	$0.40
Exercised	—	$—
Forfeited/Cancelled	—	$—
Outstanding – September 30, 2015	4,955,000	$0.40
Exercisable – September 30, 2015	4,955,000	$0.40

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding – March 21, 2014	-	$-
Granted	2,250,000	0.40
Exercised	-	-
Forfeited/Cancelled	-	-
Outstanding – December 31, 2014	2,250,000	$0.40	2.86
Exercisable – December 31, 2014	2,250,000	$0.40	2.86